6 INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal and state	$ (355,243)	$ 60,040
Foreign	96,357	0
Total current provision	(258,886)	60,040
Deferred:
Federal and state	(3,488,960)	(979,006)
Foreign	0	0
Valuation allowance	0	790,506
Total deferred benefit	(3,488,960)	(188,500)
Total provision for income taxes	$ (3,747,846)	$ (128,460)